Prepaid Expenses and Other Current Assets, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Deposits(1)	4,339,791	4,204,925	$585,660
Staff advances(2)	606,859	283,299	39,458
Staff’s social security(3)	252,090	242,753	33,811
Value added tax recoverable(4)	4,249,718	1,665,748	232,005
Clinical trial insurance(5)	178,699	—	—
Prepaid expense(8)	—	3,467,843	483,000
Other receivable(6)	901,355	1,592,850	221,851
Allowance(7)	(115,743)	(115,743)	(16,121)
Total	10,412,769	11,341,675	$1,579,664

____________

(1)      Deposits primarily are deposits to Centers for Disease Control and Prevention (“CDCs”) for participation in the public tender process held by province-level CDCs.

(2)      Staff advances primarily are cash advances to employees for their expected business travel or in connection with various expenses incurred in the ordinary course of business, such as sales and marketing activities.

(3)      Staff social security primarily is the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group for the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted.

(4)      Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers from product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.

(5)      Clinical trial insurance is human clinical trial legal liability insurance for evaluating the safety, immunogenicity and preliminary efficacy of multiple ascending doses of PIKA recombinant protein COID-19 Vaccine in the treatment of adult patients with mild to moderate COVID-19 infection.

(6)      Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.

(7)      The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Since some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.

(8)      Prepaid expense primarily consists of insurance premium for directors and officers.

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current asset, net consist of the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Deposits(1)	2,807,847	4,339,791	$631,545
Staff advances(2)	383,251	606,859	88,313
Staff’s social security(3)	615,581	252,090	36,685
Value added tax recoverable(4)	3,442,733	4,249,718	618,438
Clinical trial insurance(5)	—	178,699	26,005
Other receivable(6)	854,245	901,355	131,169
Allowance(7)	(115,743)	(115,743)	(16,843)
Total	7,987,914	10,412,769	$1,515,312

____________

(1)      Deposits primarily represented deposits to Centers for Disease Control and Prevention (“CDCs”) in connection with participation in the public tender process held by province-level CDCs.

(2)      Staff advances primarily represented cash advances paid to employees in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business, such as sales and marketing activities.

(3)      Staff social security primarily represented the portion of the government mandated defined contribution plan that should be made by employees. But this portion should be paid to the government by YS Group on behalf of the employees pursuant to PRC labor regulation. When YS Group pays wages to employees, this portion should be deducted accordingly.

(4)      Value-added taxes (“VAT”) includes input tax on purchase and output tax on sales. VAT collected from customers relating to product sales and remitted to governmental authorities is presented on a net basis, and it is excluded from revenue. YS Group is in a net VAT recoverable position when its input tax on purchase in the current year is greater than the output tax on sales. Such net amount can be deducted in the following years.

(5)      Clinical trial insurance represented human clinical trial legal liability insurance for evaluating the safety, immunogenicity and preliminary efficacy of multiple ascending doses of PIKA recombinant protein COID-19 Vaccine in the treatment of adult patients with mild to moderate COVID-19 infection.

(6)      Other receivable primarily consists of prepayment to third parties, such as freight, water and electricity, and promotion fees.

(7)      The allowance reflects YS Group’s best estimate of probable amounts not fully recoverable from the other receivables balance. Due to the fact that some employees resigned and lost contact, the cash paid to them in advance of their expected business travel or in connection with various expense incurred in the ordinary course of business might not be recovered.